Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60606


                                                              March 9, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re: Fiduciary/Claymore Dynamic Equity Fund (File No. 811-21687) Preliminary Proxy Statement

Ladies and Gentlemen:

     Fiduciary/Claymore Dynamic Equity Fund (the "Fund") hereby files via EDGAR a Definitive Proxy Statement on Schedule 14A (the "Proxy Statement") in connection with a special meeting of shareholders of the Fund. The Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.

                                                      Very truly yours,

                                                      /s/ Thomas A. Hale
                                                      --------------------------

                                                      Thomas A. Hale